Restatement of Previously Issued Consolidated Financial Statements (Details) £ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Cash consideration	$ 187,000,000	£ 135
Realized gain				$ 1,541,736	$ 1,543,543
Income tax payable			201,125		328,720
Decrease in accumulated deficit			$ (94,450,178)		(65,601,152)	(16,395,133)
JP Morgan Chase Holdings LLC [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Realized gain	$ 139,000,000	£ 101
As Previously Reported [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Income tax payable						23,000,000
Decrease in accumulated deficit						(39,395,133)	$ 52,125,502
As Previously Reported [Member] | JP Morgan Chase Holdings LLC [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Income tax payable					23,000,000
Adjustment [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Income tax payable						(23,000,000)
Decrease in accumulated deficit						$ 23,000,000	23,000,000
Hong Kong [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Income tax payable							$ 23,000,000
Effective tax rate							16.50%
Hong Kong [Member] | As Previously Reported [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Income tax payable					$ 23,000,000
Effective tax rate					16.50%